SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENTED INFORMATION
Schedule of company's revenues, production costs, Corporate and other assets, specific income and expense by segment

	Year Ended December 31, 2019
	Revenues from		Exploration and		Segment
	Mining	Production	Corporate	Impairment	Income
	Operations	Costs	Development	Reversal	(Loss)
Northern Business:
LaRonde mine	$552,204	$(215,012)	$—	$—	$337,192
LaRonde Zone 5 mine	80,365	(41,212)	—	—	39,153
Lapa mine	4,877	(2,844)	—	—	2,033
Goldex mine	197,020	(82,533)	—	—	114,487
Meadowbank Complex	221,652	(180,848)	(3,528)	—	37,276
Meliadine mine	270,258	(142,932)	—	345,821	473,147
Canadian Malartic joint operation	466,317	(208,178)	(189)	—	257,950
Kittila mine	260,323	(142,517)	—	—	117,806
Total Northern Business	2,053,016	(1,016,076)	(3,717)	345,821	1,379,044

Southern Business:
Pinos Altos mine	249,577	(130,190)	—	—	119,387
Creston Mascota mine	78,023	(35,801)	—	—	42,222
La India mine	114,276	(65,638)	—	—	48,638
Total Southern Business	441,876	(231,629)	—	—	210,247
Exploration	—	—	(101,062)	—	(101,062)
Segments totals	$2,494,892	$(1,247,705)	$(104,779)	$345,821	$1,488,229
Total segments income					$1,488,229
Corporate and other:
Amortization of property, plant and mine development					(546,057)
General and administrative					(120,987)
Finance costs					(105,082)
Gain on derivative financial instruments					17,124
Environmental remediation					(2,804)
Foreign currency translation loss					(4,850)
Other income					13,169
Income before income and mining taxes					$738,742

	Year Ended December 31, 2018
	Revenues from		Exploration and		Segment
	Mining		Corporate	Impairment	Income
	Operations	Production Costs	Development	Loss	(Loss)
Northern Business:
LaRonde mine	$516,673	$(228,294)	$—	$—	$288,379
LaRonde Zone 5 mine	21,327	(12,991)	—	—	8,336
Lapa mine	39,797	(27,870)	—	—	11,927
Goldex mine	152,426	(78,533)	—	—	73,893
Meadowbank Complex	323,142	(211,147)	(25,128)	—	86,867
Canadian Malartic joint operation	448,526	(199,761)	(488)	(250,000)	(1,723)
Kittila mine	237,284	(157,032)	—	—	80,252
Total Northern Business	1,739,175	(915,628)	(25,616)	(250,000)	547,931

Southern Business:
Pinos Altos mine	270,855	(138,362)	—	—	132,493
Creston Mascota mine	54,673	(37,270)	—	—	17,403
La India mine	126,518	(69,095)	—	(39,017)	18,406
Total Southern Business	452,046	(244,727)	—	(39,017)	168,302
Exploration	—	—	(112,054)	(100,676)	(212,730)
Segments totals	$2,191,221	$(1,160,355)	$(137,670)	$(389,693)	$503,503
Total segments income					$503,503
Corporate and other:
Amortization of property, plant and mine development					(553,933)
General and administrative					(124,873)
Finance costs					(96,567)
Loss on derivative financial instruments					(6,065)
Environmental remediation					(14,420)
Foreign currency translation loss					(1,991)
Other income					35,294
Loss before income and mining taxes					$(259,052)

The following table sets out total assets by segment:

	Total Assets as at
	December 31, 2019	December 31, 2018
Northern Business:
LaRonde mine	$794,503	$794,155
LaRonde Zone 5 mine	66,553	59,420
Lapa mine	4,128	11,654
Goldex mine	295,139	289,393
Meadowbank Complex	883,422	681,761
Meliadine mine	2,139,845	1,645,360
Canadian Malartic joint operation	1,548,564	1,550,565
Kittila mine	1,317,322	1,082,017
Total Northern Business	7,049,476	6,114,325

Southern Business:
Pinos Altos mine	521,713	551,179
Creston Mascota mine	28,833	47,960
La India mine	264,498	315,411
Total Southern Business	815,044	914,550
Exploration	462,789	489,270
Corporate and other	462,576	334,698
Total assets	$8,789,885	$7,852,843

Schedule of carrying amount of goodwill by segment

	Canadian
	Malartic Joint
	Operation	Exploration	Total
Cost	$597,792	$60,000	$657,792
Accumulated impairment	(250,000)	—	(250,000)
Carrying amount	$347,792	$60,000	$407,792

Schedule of capital expenditures by segment

	Capital Expenditures
	Year Ended December 31,
	2019	2018
Northern Business:
LaRonde mine	$81,831	$77,488
LaRonde Zone 5 mine	8,441	25,896
Goldex mine	41,356	52,857
Meadowbank Complex	267,319	202,353
Meliadine mine	165,389	398,090
Canadian Malartic joint operation	83,051	82,833
Kittila mine	171,908	173,704
Total Northern Business	819,295	1,013,221
Southern Business:
Pinos Altos mine	39,421	40,297
Creston Mascota mine	—	19,500
La India mine	13,881	9,197
Total Southern Business	53,302	68,994
Corporate and other	10,067	6,885
Total capital expenditures	$882,664	$1,089,100

Schedule of company's revenues from mining operations and non-current assets by geographic area

	Year Ended December 31,
	2019	2018
Canada	$1,792,693	$1,501,891
Mexico	441,876	452,046
Finland	260,323	237,284
Total revenues from mining operations	$2,494,892	$2,191,221

Note:

(i)	Presented based on the location of the mine from which the product originated.

The following table sets out non-current assets by geographic area:

	Non-current Assets as at
	December 31,	December 31,
	2019	2018
Canada	$5,571,885	$4,893,840
Mexico	787,943	863,672
Finland	1,220,188	1,007,370
Sweden	13,812	13,812
United States	2,497	1,697
Total non-current assets	$7,596,325	$6,780,391